5. LOANS, NET (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans Net Details 2
Provision for credit losses, beginning	¥ (35,337)	¥ (16,945)
(Addition)/Reversal	7,202	(18,392)
Provision for credit losses, ending	¥ (28,135)	¥ (35,337)